Finance receivables (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Finance Receivables
Finance receivables consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Retail	12,773,344	12,802,072	15,048,433
Finance leases	1,636,536	1,691,418	2,031,280
Wholesale and other dealer loans	3,489,756	3,479,613	3,185,484

Total	17,899,635	17,973,103	20,265,197

Deferred origination costs	204,305	221,200	270,406
L ess - Unearned income	(986,928)	(919,054)	(1,068,587)
Less - Allowance for credit losses
Retail	(121,242)	(159,770)	(198,204)
Finance leases	(26,483)	(30,899)	(33,455)
Wholesale and other dealer loans	(30,893)	(45,179)	(29,642)

Total finance receivables, net	16,938,395	17,039,401	19,205,715

Current assets	6,657,367	6,621,604	6,756,189
Non-current assets	10,281,028	10,417,797	12,449,525

Total finance receivables, net	16,938,395	17,039,401	19,205,715

Disclosure of Contractual Maturities
The contractual maturity of retail receivables, future lease payments for finance leases receivables, wholesale receivables and other dealer loans are as follows:

	Yen in millions
	Transition date April 1, 2019
	Retail	Finance leases	Wholesale and other dealer loans

Within 1 year	4,094,135	418,450	2,495,356
Between 1 and 2 years	3,035,992	325,744	235,985
Between 2 and 3 years	2,434,026	251,888	237,026
Between 3 and 4 years	1,728,217	113,040	140,418
Between 4 and 5 years	942,876	42,582	143,747
Later than 5 years	538,098	6,538	237,225

Total	12,773,344	1,158,242	3,489,756

	Yen in millions
	March 31, 2020
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	4,034,784	446,914	2,453,952
Between 1 and 2 years	3,034,098	335,863	315,532
Between 2 and 3 years	2,476,974	247,389	201,940
Between 3 and 4 years	1,749,642	134,488	160,774
Between 4 and 5 years	964,211	48,914	109,507
Later than 5 years	542,362	8,802	237,907

Total	12,802,072	1,222,370	3,479,613

	Yen in millions
	March 31, 2021
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	4,196,724	540,759	1,995,544
Between 1 and 2 years	3,482,932	415,673	348,787
Between 2 and 3 years	2,906,322	303,166	231,969
Between 3 and 4 years	2,235,116	171,142	137,331
Between 4 and 5 years	1,404,273	69,241	145,817
Later than 5 years	823,066	11,597	326,037

Total	15,048,433	1,511,577	3,185,484

Disclosure of Finance Leases Receivables
Finance leases receivables consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Lease payments	1,158,242	1,222,370	1,511,577
Estimated unguaranteed residual values	478,294	469,048	519,703
Total	1,636,536	1,691,418	2,031,280
Deferred origination costs	11,929	12,349	13,701
Less - Unearned income	(143,838)	(146,087)	(169,098)
Less - Allowance for credit losses	(26,483)	(30,899)	(33,455)

Finance leases receivables, net	1,478,144	1,526,781	1,842,429